Common Stock (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 25, 2014
2014 Restricted Stock Plan [Member]
Class of Stock [Line Items]
Shares authorized per plan								100,000
Shares granted, net					16,045
Shares granted			16,045		7,540	5,475	3,500
Shares cancelled					470
Unrecognized compensation cost related to all non-vested share-based compensation awards					$ 215,000
Granted shares unvested	13,055		13,055		13,055	8,100
Restricted shares vested during period			2,990		2,115
Allocated share-based compensation expense	$ 19,000	$ 8,000	$ 37,000	$ 17,000	$ 53,000	$ 28,000
Dividend Reinvestment Plan [Member]
Class of Stock [Line Items]
Shares authorized per plan					330,750